Statement of financial position, order of liquidity (Statement) - EUR (€) € in Millions		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Assets [Line Items]
Cash and cash equivalents		€ 79,756	€ 67,799	€ 65,520
Current financial assets at fair value through profit or loss, classified as held for trading		110,671	123,493	105,878
Derivative financial assets held for trading	[1]	39,908	30,933	40,183
Equity instruments held for trading		4,404	15,963	11,458
Debt instruments held for trading		24,367	25,790	23,970
Loans and advances to central banks held for trading		1,632	3,467	53
Loans and advances to banks held for trading		25,231	31,916	18,317
Loans and advances to customers held for trading assets		15,130	15,424	11,898
Financial assets at fair value through profit or loss, mandatorily measured at fair value		6,888	6,086	5,198
Equity instruments, mandatorily measured at fair value		6,511	5,303	4,133
Debt securities, mandatorily measured at fair value		129	128	356
Loans and advances to customers, mandatorily measured at fair value		247	655	709
Financial assets at fair value through profit or loss		913	1,092	1,117
Debt securities at fair value through profit or loss		913	1,092	1,117
Financial assets at fair value through other comprehensive income		58,980	60,421	69,440
Investments in equity instruments designated at fair value through other comprehensive income		1,198	1,320	1,100
Debt securities at fair value through other comprehensive income		57,755	59,074	68,308
Loans and advances to credit institutions at fair value through other comprehensive income		26	27	33
Financial assets at amortised cost		422,061	372,676	367,668
Debt Securities at amortized cost		43,606	34,781	35,737
Loans and advances to central banks at amortised cost		4,401	5,681	6,209
Loans and advances to banks		16,031	13,276	14,575
Loans and advances to customers		358,023	318,939	311,147
Derivative financial assets held for hedging		1,891	1,805	1,991
Accumulated fair value hedge adjustment on hedged item included in carrying amount, assets		(148)	5	51
Investments in subsidiaries, joint ventures and associates		916	900	1,437
Investments in joint ventures		100	152	149
Investments in associates		816	749	1,288
Assets under insurance contracts and reinsurance contracts issued		210	269	306
Tangible assets		8,737	7,298	7,823
Property, plant and equipment		8,441	7,107	7,601
Property plant and equipment for own use		7,911	6,874	7,311
Assets leased out under an operating lease		530	233	290
Investment property		296	191	222
Intangible assets and goodwill		2,156	2,197	2,345
Goodwill		707	818	910
Intangible assets other than goodwill		1,449	1,379	1,435
Tax assets		16,472	15,850	16,526
Current tax assets	[2]	1,978	932	1,199
Deferred tax assets		14,494	14,917	15,327
Other assets		2,614	1,934	2,513
Insurance contracts linked to pensions		0	0	0
Inventories		325	424	572
Rest other assets		2,289	1,510	1,941
Non-current assets or disposal groups classified as held for sale		1,022	1,061	85,987
Assets		713,140	662,885	733,797
Equity and Liabilities [Line Items]
Current financial liabilities at fair value through profit or loss, classified as held for trading		95,611	91,135	84,109
Derivative financial liabilities held for trading	[1]	37,909	31,705	41,680
Short positions held for trading		13,487	15,135	12,312
Deposits from central banks held for trading		3,950	11,248	6,277
Deposits from credit institutions held for trading		28,924	16,176	14,377
Customer deposits held for trading		11,341	16,870	9,463
Financial liabilities at fair value through profit or loss		10,580	9,683	10,050
Customer deposits at fair value		700	809	902
Debt certificates at fair value		3,288	3,396	4,531
Other financial liabilities at fair value		6,592	5,479	4,617
Financial liabilities at amortised cost		528,629	487,893	490,606
Liabilities due to central banks		38,323	47,351	45,177
Deposits from banks		26,935	19,834	27,629
Deposits from customers		393,856	349,761	342,661
Debt instruments issued		55,429	55,763	61,780
Other financial liabilities		14,086	15,183	13,358
Derivative financial liabilities held for hedging		3,303	2,626	2,318
Accumulated fair value hedge adjustment on hedged item included in carrying amount, liabilities		0	0	0
Insurance contracts issued that are liabilities		11,848	10,865	9,951
Provisions		4,933	5,889	6,141
Provisions for employee benefits	[3]	2,632	3,576	4,272
Other long term employees benefits		466	632	49
Legal proceedings provision		685	623	612
Provisions commitments and guarantees given		770	691	728
Other provisions	[4]	380	366	479
Tax liabilities		2,742	2,413	2,355
Current tax liabilities	[2]	1,415	644	545
Deferred tax liabilities		1,326	1,769	1,809
Other liabilities		4,880	3,621	2,802
Liabilities included in disposal groups classified as held for sale		0	0	75,446
Liabilities		662,526	614,125	683,777
Shareholders equity		64,422	60,383	58,904
Issued capital		2,955	3,267	3,267
Additional paid-in capital		2,955	3,267	3,267
Unpaid capital which has been called up		0	0	0
Share premium		20,856	23,599	23,992
Equity instruments issued other than capital		0	0	0
Other equity interest		63	60	42
Retained earnings		32,536	31,841	30,508
Revaluation surplus		0	0	0
Other reserves		2,345	(1,857)	(164)
Reserves or accumulated losses of investments in subsidaries joint ventures and associates		(221)	(247)	(164)
Other reserves other		2,566	(1,610)	0
Treasury shares		(29)	(647)	(46)
Profits or losses attributable to owners of the parent		6,420	4,653	1,305
Interim dividends		(722)	(532)	0
Accumulated other comprehensive income		(17,432)	(16,476)	(14,356)
Items that will not be reclassified to profit or loss		(1,881)	(2,075)	(2,815)
Actuarial gains or losses on defined benefit pension plans		(760)	(998)	(1,474)
Non-current assets and disposal groups classified as held for sale (not reclassified)		0	0	(65)
Share of other recognised income and expense of investments in subsidaries joint ventures and associates (not reclassified)		0	0	0
Fair value changes of equity instruments measured at fair value through other comprehensive income that will not be reclassified to profit or loss		(1,194)	(1,079)	(1,256)
Hedge ineffectiveness of fair value hedges for equity instruments measured at fair value through other comprehensive income		0	0	0
Fair value changes of financial liabilities at fair value through profit or loss attributable to changes in their credit risk		72	2	(21)
Items that may be reclassified to profit or loss		(15,550)	(14,401)	(11,541)
Hedge of net investments in foreign operations effective portion		(1,408)	(146)	(62)
Foreign currency translation		(13,103)	(14,988)	(14,185)
Hedging derivatives. Cash flow hedges effective portion		(458)	(533)	10
Changes in the fair value of debt instruments measured at fair value with changes in other comprehensive income		(562)	1,274	2,069
Hedging Instruments (not designated)		0	0	0
Non-current assets and disposal groups classified as held for sale may be reclassified		0	0	644
Share of other recognised income and expense of investments in subsidaries joint ventures and associates		(18)	(9)	(17)
Non-controlling interests		3,624	4,853	5,471
Accumulated other comprehensive income non controlling interest		(3,112)	(8,414)	(6,949)
Other non controlling interest items		6,736	13,267	12,421
Adjusted initial balance		50,615	48,760	50,020
Equity and liabilities		€ 713,140	€ 662,885	€ 733,797

[1]	1) The variation is mainly due to the evolution of exchange rate derivatives at BBVA, S.A.
[2]	(1) The increase in current tax assets relates mainly to a higher tax receivable by the tax group in Spain for the refund of the 2022 corporate income tax as a result of the instalment payments made in the year. On the other hand, the increase in current tax liabilities mainly corresponds to a higher tax payable in both Mexico and Turkey in relation to the estimated corporate income tax for the year 2022.
[3]	(1) The variation is mainly due to the lower valuation of defined benefit commitments after the interest rate hike in Spain and benefit payments.
[4]	(3) Individually non-significant provisions, for various concepts and corresponding to different geographical areas.